Directors emoluments and pensions	12 Months Ended
Mar. 31, 2018
Disclosure Of Defined Benefit Plans [Abstract]
Directors emoluments and pensions

27. Directors’ emoluments and pensions

The directors at 31 March 2018 were Glyn Parry who served throughout 2017/18 and Patrick Bradley, Neil Harris and Simon Lowth who were appointed on 17 October 2017. Sean Williams served as a director until 29 September 2017 and Linda Bruce-Watt served as a director from 29 September 2017 until 17 October 2017.

For the year ended 31 March 2018 the aggregate emoluments of the directors excluding deferred bonuses of £319,000 (2016/17: £88,000) was £2,525,000 (2016/17: £1,149,000). Deferred bonuses are payable in 5p ordinary shares of BT Group plc in three years’ time subject to continuous employment.

Retirement benefits were accruing to no directors (2016/17: one) under a money purchase scheme.

During the year no director exercised options (2016/17: none) under BT Group share option plans. Six directors who held office for the whole or part of the year (2016/17: three) received or are entitled to receive 5p ordinary shares of BT Group plc under BT long-term incentive plans. The aggregate value of BT Group plc shares which vested to directors during the year under BT long-term incentive plans was £179,000 (2016/17: £2,646,000).

The emoluments of the highest paid director excluding his deferred bonus of £302,400 (2016/17: £36,000) were £1,538,000 (2016/17: £492,000). He is entitled to receive 1,612,997 BT Group plc 5p ordinary shares under BT long-term incentive plans subject to continuous employment and in some cases to certain performance conditions being met.

Included in the above aggregate emoluments are those of Simon Lowth who is also a director of the ultimate holding company, BT Group plc.  The directors do not believe it is practicable for the purposes of this report to apportion the amount of total emoluments received by him between his services as director of the company and his services as director of BT Group plc.

The emoluments of the directors are calculated in accordance with the statutory provisions applicable to the company.